Other non-current assets and liabilities - Schedule of Other Assets and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets and liabilities [Abstract]
VAT receivable	$ 612	$ 1,676
Non-current derivative assets	5,527	2,460
Receivable from Orion	0	25,000
Long-term supplies inventory	1,732	1,734
Other	2,686	1,214
Total other non-current assets	10,557	32,084
Long-term portion of lease obligations (note 15)	8,730	14,053
Post-retirement benefits	862	4,382
Long-term derivative liabilities	4,588	990
Total other non-current liabilities	$ 14,180	$ 19,425